INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4           -           INVENTORIES

A.	Composition:

	As of December 31,
	2 0 1 6	2 0 1 5

Raw materials	$9,596	$6,649
Work in process	12,205	12,932
Finished goods	7,459	8,102
	$29,260	$27,683

B.	In the years ended December 31, 2016, 2015 and 2014, the Company wrote-off inventories in a total amount of $4,038, $2,551 and $1,554, respectively.